March 13, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Morgan Growth Fund (the Trust)
File No. 2-29601

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated February 21, 2019, filed pursuant to Rule 497(e), for the Vanguard Morgan Growth Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-7310.

Sincerely,

Alexander F. Smith Associate Counsel The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin

U. S. Securities and Exchange Commission